                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-07
                                               ---------------------------

Check here if Amendment [X]; Amendment Number:    1
                                                 --------

This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Otter Creek Management, Inc.
            ------------------------------------------
Address:    222 Lakeview Ave.
            ------------------------------------------
            Suite 1130
            ------------------------------------------
            West Palm Beach, FL 33401
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph W. O'Neill Jr.
          --------------------------------------------
Title:    CFO
          --------------------------------------------
Phone:    561-832-4110
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph W. O'Neill Jr.    West Palm Beach, FL               2-28-08
--------------------------  ------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]



                                       1
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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   --
                                              -----------------------

Form 13F Information Table Entry Total:              122
                                              -----------------------

Form 13F Information Table Value Total:          123,710
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
31-Dec-07




FORM 13F INFORMATION TABLE

                                                                                                                         VOTING
                                                                                                                       AUTHORITY
                                                                  VALUE       SHARES/  SH/   PUT/  INVSTM  OTHER    ---------------
 NAME OF ISSUER                        TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT  PRN   CALL  DCRETN MANAGERS  SOLE   SHARED
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                              COMMON STOCK       885535104     607    134,200   SH           SOLE         134,200
ABERDEEN ASIA-PACIFIC INCOME F         MUTUAL FUNDS       003009107   1,489    256,678   SH           SOLE         256,678
ALTRIA GROUP INC                       COMMON STOCK       02209S103   2,419     32,000   SH           SOLE          32,000
AMAZON.COM                             COMMON STOCK       23135106        4        500          PUT   SOLE             500
AMAZON.COM                             COMMON STOCK       23135106      253        300          PUT   SOLE             300
AQUILA INC DEL NEW                     COMMON STOCK       03840P102   4,103  1,100,000   SH           SOLE       1,100,000
BLACKROCK CORPORATE HIGH YIELD         MUTUAL FUNDS       09255P107     477     40,548   SH           SOLE          40,548
BORDERS GROUP                          COMMON STOCK       99709107        1        200         CALL   SOLE             200
BORLAND SOFTWARE COR                   COMMON STOCK       099849101     416    138,300   SH           SOLE         138,300
BUCKEYE OHIO TOB SETTLMNT
FING AUTH ASSE                         MUNICIPAL BONDS    118217AN8   1,362  1,400,000   PRN          SOLE       1,400,000
CARROLS HOLDINGS CORP                  COMMON STOCK       14574X104     431     45,000   SH           SOLE          45,000
CHINA LIFE INSURANCE CO                COMMON STOCK       16939P106       1        200          PUT   SOLE             200
CHINA LIFE INSURANCE CO                COMMON STOCK       16939P106       6        200          PUT   SOLE             200
CHINA LIFE INSURANCE CO                COMMON STOCK       16939P106      78        200          PUT   SOLE             200
CHINA LIFE INSURANCE CO                COMMON STOCK       16939P106     427        700          PUT   SOLE             700
CHINA LIFE INSURANCE CO                COMMON STOCK       16939P106     142        300          PUT   SOLE             300
CHINA LIFE INSURANCE CO                COMMON STOCK       16939P106     624        400          PUT   SOLE             400
CHINA LIFE INSURANCE CO                COMMON STOCK       16939P106     208        200          PUT   SOLE             200
CHINA LIFE INSURANCECO ADR             AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -         16939P106     536      7,000   SH           SOLE           7,000
CIA VALE DO RIO DOCE ADR               COMMON STOCK       204412209      12      1,000          PUT   SOLE           1,000
CKH  9.5 15AUG2013                     CORPORATE BONDS    81169PAD3   8,989  8,500,000   PRN          SOLE       8,500,000
CLAYMORE / RAYMOND JAMES SB-1          MUTUAL FUNDS       183833102   2,849    164,700   SH           SOLE         164,700
CME GROUP INC CL A                     COMMON STOCK       12572Q105       1         50          PUT   SOLE              50
CME GROUP INC CL A                     COMMON STOCK       12572Q105       -         10          PUT   SOLE              10
CME GROUP INC CL A                     COMMON STOCK       12572Q105      12         50          PUT   SOLE              50
CME GROUP INC CL A                     COMMON STOCK       12572Q105     121         50          PUT   SOLE              50
COLONIAL BANCGROUP                     COMMON STOCK       195493309     264        400          PUT   SOLE             400
COLONIAL BANCGROUP                     COMMON STOCK       195493309     203        300          PUT   SOLE             300
COLONIAL BANCGROUP                     COMMON STOCK       195493309     345        300          PUT   SOLE             300
CONAGRA FOODS INC                      COMMON STOCK       205887102     678     28,500   SH           SOLE          28,500
CROX INC.                              COMMON STOCK       227046109     124        100          PUT   SOLE             100
CROX INC.                              COMMON STOCK       227046109      11      1,400          PUT   SOLE           1,400
CROX INC.                              COMMON STOCK       227046109       4        200          PUT   SOLE             200
CYMI CB 3.5 15FEB2009                  CONVERTIBLE BONDS  232572AE7   3,783  3,741,000   SH           SOLE       3,741,000
DEAN FOODS CO NEW                      COMMON STOCK       242370104     401     15,500   SH           SOLE          15,500
DOW CHEMICAL CORP                      COMMON STOCK       260543103   3,299     83,700   SH           SOLE          83,700
DWS GLOBAL COMMODITIES STK FD          MUTUAL FUNDS       23338Y100   2,862    162,500   SH           SOLE         162,500
EMERSON ELECTRIC CO                    COMMON STOCK       291011104   1,756     30,986   SH           SOLE          30,986
F  5.625 01OCT2008                     CORPORATE BONDS    345397UA9   2,913  3,000,000   PRN          SOLE       3,000,000
FINANCIAL INDS CORP COM                COMMON STOCK       317574101   3,274    574,437   SH           SOLE         574,437
FIRST MARBLEHEAD CORP                  COMMON STOCK       320771108     119        200          PUT   SOLE             200
FIRST MARBLEHEAD CORP                  COMMON STOCK       320771108     453        462          PUT   SOLE             462
FIRST MARBLEHEAD CORP                  COMMON STOCK       320771108     496        200          PUT   SOLE             200
FLORIDA PUB UTILS CO                   COMMON STOCK       341135101     199     16,900   SH           SOLE          16,900
FLOW INTERNATIONAL CORP (FORME         COMMON STOCK       343468104     606     65,002   SH           SOLE          65,002
GABELLI DIVID & INCOME TR              MUTUAL FUNDS       36242H104     726     35,100   SH           SOLE          35,100
GAP INC                                COMMON STOCK       364760108     647     30,400   SH           SOLE          30,400
GENERAL MOTORS CORP                    COMMON STOCK       370442105      76        500          PUT   SOLE             500
GENERAL MOTORS CORP SR A 4.5%
CONV PFD                               PREFERRED STOCK    370442741   1,784     92,700   SH           SOLE          92,700
GMAC  7.75 19JAN2010                   CORPORATE BONDS    370425RP7   1,866  2,000,000   PRN          SOLE       2,000,000
GULF IS FABRICATION INC                COMMON STOCK       402307102   1,161     36,600   SH           SOLE          36,600
HARRY WINSTON DIAMOND CORP             COMMON STOCK       41587B100   2,450     75,000   SH           SOLE          75,000
HEW CB 2.5 01OCT2010 144A              CONVERTIBLE BONDS  302284AA2     585    600,000   PRN          SOLE         600,000
HOS VRN CB 15NOV2026 144A              CONVERTIBLE BONDS  440543AD8   2,846  2,500,000   PRN          SOLE       2,500,000
INDEPENDENT BANK CORP MICHIGAN         COMMON STOCK       453838104     209     22,000   SH           SOLE          22,000
INFOCUS CORP                           COMMON STOCK       45665B106     535    294,038   SH           SOLE         294,038
INTERACTIVE DATA CORP                  COMMON STOCK       45840J107   1,218     36,900   SH           SOLE          36,900
INTERCNTNTL EXCHANGE                   COMMON STOCK       45865V100     210        100          PUT   SOLE             100
INTERNATIONAL PAPER CO                 COMMON STOCK       460146103     654     20,200   SH           SOLE          20,200
ISHARES DJ US BDIF                     COMMON STOCK       464287184      82        200          PUT   SOLE             200
ISHARES INC MSCI BRAZIL FREE IND       COMMON STOCK       464286400       6        450          PUT   SOLE             450
ISHARES INC MSCI BRAZIL FREE IND       COMMON STOCK       464286400      54        500          PUT   SOLE             500
ISHRES FTSE CHNA                       COMMON STOCK       464287184     852      5,000   SH           SOLE           5,000
ISHRES FTSE CHNA                       COMMON STOCK       464287184     374        119          PUT   SOLE             119
ISHRES FTSE CHNA                       COMMON STOCK       464287184     296        150          PUT   SOLE             150
JARDEN CORP                            COMMON STOCK       471109108   2,140      1,007          PUT   SOLE           1,007
JARDEN CORP                            COMMON STOCK       471109108     233        200          PUT   SOLE             200
JARDEN CORP                            COMMON STOCK       471109108     812     34,400   SH           SOLE          34,400
KRAFT FOODS INC                        COMMON STOCK       50075N104   1,703     52,200   SH           SOLE          52,200
LANCASTER COLONY CORP                  COMMON STOCK       513847103   1,588     40,000   SH           SOLE          40,000
LANCE INC                              COMMON STOCK       514606102   2,553    125,000   SH           SOLE         125,000
MB FINANCIAL INC                       COMMON STOCK       55264U108     832     27,000   SH           SOLE          27,000
MBT FINANCIAL CORP                     COMMON STOCK       578877102     140     15,863   SH           SOLE          15,863
MONOGRAM BIOSCIENCES INC               COMMON STOCK       60975U108      85     60,000   SH           SOLE          60,000
MONROE BANCORP                         COMMON STOCK       610313108     257     16,083   SH           SOLE          16,083
MORGAN STANLEY INC.                    COMMON STOCK       617446448      37        200          PUT   SOLE             200
MORGAN STANLEY INC.                    COMMON STOCK       617446448      41        100          PUT   SOLE             100
MOTOROLA INC                           COMMON STOCK       620076109     802     50,000   SH           SOLE          50,000
MTG  5.625 15SEP2011                   CORPORATE BONDS    552845AG4     916  1,000,000   PRN          SOLE       1,000,000
MUELLER WTR PRODS INC                  COMMON STOCK       624758207     349     35,000   SH           SOLE          35,000
NABORS INDUSTRIES LTD                  COMMON STOCK       G6359F103     252      9,200   SH           SOLE           9,200
NATIONAL CITY CORP                     COMMON STOCK       635405103     509     30,933   SH           SOLE          30,933
NATIONAL CITY CORP                     COMMON STOCK       635405103     498        265          PUT   SOLE             265
NEW YORK TIMES CO   CL A               COMMON STOCK       650111107   2,230    127,210   SH           SOLE         127,210
NEWFIELD EXPL CO                       COMMON STOCK       651290108   1,059     20,100   SH           SOLE          20,100
NEWMONT MINING CORP                    COMMON STOCK       651639106   1,846     37,800   SH           SOLE          37,800
NOKIA CORP           ADR               AMERICAN
                                       DEPOSITORY
                                       RECEIPTS -         654902204   1,954     50,900   SH           SOLE          50,900
NYSE EURONEXT                          COMMON STOCK       629491101      17        100          PUT   SOLE             100
OLD REP INTL CORP                      COMMON STOCK       680223104   3,558    230,900   SH           SOLE         230,900
OLIN CORP                              COMMON STOCK       680665205     690     35,700   SH           SOLE          35,700
PATTERSON-UTI ENERGY INC (EX P         COMMON STOCK       703481101     390     20,000   SH           SOLE          20,000
PENN TREATY AMERN CORP                 COMMON STOCK       707874400     110     16,900   SH           SOLE          16,900
PENTAIR INC                            COMMON STOCK       709631105     696     20,000   SH           SOLE          20,000
PLA CB 3 15MAR2025                     CONVERTIBLE BONDS  728117AB8   1,778  2,000,000   PRN          SOLE       2,000,000
PLAYBOY ENTERPRISES INC CL B           COMMON STOCK       728117300     912    100,000   SH           SOLE         100,000
POLARIS INDUSTRIES                     COMMON STOCK       731068102      47        200          PUT   SOLE             200
POLARIS INDUSTRIES                     COMMON STOCK       731068102     251        300          PUT   SOLE             300
PRIVATE BANCORP                        COMMON STOCK       742962103     166        400          PUT   SOLE             400
PROGRESS ENERGY INC                    COMMON STOCK       743263AA3     111    337,000   SH           SOLE         337,000
PUTNAM PREMIER INCOME TR               MUTUAL FUNDS       746853100      73     11,850   SH           SOLE          11,850
RESEARCH IN MOTION INC                 COMMON STOCK       760975102       2        450          PUT   SOLE             450
RESEARCH IN MOTION INC                 COMMON STOCK       760975102     167        310          PUT   SOLE             310
SANDISK CORP                           COMMON STOCK       80004C101   1,526     46,000   SH           SOLE          46,000
SLM CORP EDNOTES BOOK ENTRY            COMMON STOCK       78442P106     906     45,000   SH           SOLE          45,000
SLM CORP EDNOTES BOOK ENTRY            COMMON STOCK       78442P106       3        500         CALL   SOLE             500
SLMA  4 15JAN2009                      CORPORATE BONDS    78442FBK3   2,890  3,000,000   PRN          SOLE       3,000,000
SNDK CB 1 15MAY2013                    CONVERTIBLE BONDS  80004CAC5   2,400  3,000,000   PRN          SOLE       3,000,000
SOUTHWEST GAS CORP                     COMMON STOCK       844895102   2,337     78,490   SH           SOLE          78,490
STREETTRACKS GOLD TRUST                COMMON STOCK       863307104   2,919     35,400   SH           SOLE          35,400
STRYKER CORP COM                       COMMON STOCK       863667101   1,524     20,400   SH           SOLE          20,400
SUN MICROSYSTEMS INC                   COMMON STOCK       866810203     921     50,800   SH           SOLE          50,800
SWISS HELVETIA FD INC                  MUTUAL FUNDS       870875101     393     23,790   SH           SOLE          23,790
TAST  9 15JAN2013                      CORPORATE BONDS    145749AC1   1,820  2,000,000   PRN          SOLE       2,000,000
THE FIRST MARBLEHEAD CORP              COMMON STOCK       320771108     591     38,600   SH           SOLE          38,600
TIME WARNER INC                        COMMON STOCK       887317105   1,306     79,100   SH           SOLE          79,100
TRI CONTL CORP                         MUTUAL FUNDS       895436103   2,372    113,510   SH           SOLE         113,510
TRIMBLE NAVIGATION LTD                 COMMON STOCK       896239100   1,388     45,900   SH           SOLE          45,900
TYSON FOODS INC     CL A               COMMON STOCK       902494103     613     40,000   SH           SOLE          40,000
UNITED TECHNOLOGIES CORP               COMMON STOCK       913017109   1,003     13,100   SH           SOLE          13,100
VALERO ENERGY CORP                     COMMON STOCK       91913Y100   1,345     19,200   SH           SOLE          19,200
WABCO HOLDINGS INC                     COMMON STOCK       92927K102   1,252     25,000   SH           SOLE          25,000
ZIMMER HOLDINGS INC                    COMMON STOCK       98956P102   2,408     36,400   SH           SOLE          36,400
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